Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Leases

Note 8 – Leases

During 2015, Uwharrie Bank entered into a lease for a loan production office in Charlotte. This lease was a month-to-month lease with monthly rental payments of $2,888. In August 2016, this lease was expanded to a five-year lease period expiring in September of 2021 with two five-year renewal options at the expiration of the initial term. Monthly lease payments of $12,656 are due for the first year. The payments then escalate 2.625% each year on the anniversary.

Uwharrie Bank is under contract to lease a facility, in early 2018, for a future branch in Charlotte, North Carolina. The lease has a ten-year term expiring in 2028 with two five-year renewal options. Monthly lease payments of $14,683 are due for the first year. The payments then escalate 2% each year on the anniversary.

Total rental expense related to the operating leases was $155,575, $89,369, and $25,529 for the years ended December 31, 2017, 2016 and 2015, respectively, and is included in net occupancy expense. A table detailing the lease expense associated with the aforementioned properties is below.

Year ending December 31,
(dollars in thousands)
2018	$333
2019	349
2020	349
2021	309
2022	193
Thereafter	980
Total	$2,513